Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Derivative financial instruments

C5. Derivative financial instruments

Accounting for derivative financial instruments and hedging activities

Derivatives are initially recognised at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value at the balance sheet date. The method of recognising the resulting gain or loss depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. At the inception of the transaction the Group documents the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. The Group also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values of hedged items.

Certain financial instruments are not designated or do not qualify for hedge accounting. Typically the Group will not designate financial instruments for hedge accounting where a perfect or near perfect offset is expected between the change in value of assets and liabilities. Changes in the fair value of any derivative instruments in this category are immediately recognised in the income statement. Where financial instruments are designated for hedge accounting they are designated as either fair value hedge, net investment hedge or cash flow hedge. When designating cross-currency swaps, the cost of hedging has been excluded from the relationship and any movement in the fair value related to the cost of hedging is deferred in equity and amortised over the life of the hedged item.

(a) Fair value hedge

These instruments are used to hedge exposure to changes in the fair value of recognised assets or liabilities. Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognised in the income statement, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. There were no fair value hedges as at the year end date.

(b) Net investment hedge

These instruments are used to hedge exposure on translation of net investments in foreign operations. Any gain or loss on the hedging instrument related to the effective portion of the hedge is recognised in other comprehensive income; the gain or loss related to the ineffective portion is recognised immediately in the income statement. In the event of disposal of a foreign operation, the gains and losses accumulated in other comprehensive income are recycled through the income statement. All currencies are directly hedged therefore the hedge ratio is considered to be 1:1.

The Group expects that the values of the hedged item and hedging instrument will move in opposite directions in response to movements in the same hedged risk. Where there are sufficient levels of denominated net assets, the critical terms are deemed to match.

The following net investment hedges were in place at 31 December 2022:

US dollar net investment hedge relationship: $2,091m cross-currency swaps notional (2021: $807m), $700m term loan (2021: $nil) and $274m cross-currency swaps future interest cash flows (2021: $93m) have been used to hedge $3,065m of the net assets of the US operating subsidiaries (2021: $900m). The movement in the cross-currency swaps due to changes in $/£ exchange rates are in the opposite direction of the changes due to $/£ in the subsidiaries’ assets. As the critical terms match, their values will systematically change in the opposite direction of each other. Thus we consider that this demonstrates the existence of an economic relationship.

Euro net investment hedge relationship: €577m bonds (2021: €552m) are used to hedge the net assets of the euro operating subsidiaries totalling €577m (2021: €552m). The movement in the bonds due to changes in €/£ exchange rates are in the opposite direction of the changes due to €/£ in the subsidiaries’ assets. As the critical terms match, their values will systematically change in the opposite direction of each other. Thus we consider that this demonstrates the existence of an economic relationship.

Australian dollar (AUD) net investment hedge relationship: AUD8m overdraft (2021: AUD9m) is used to hedge AUD8m of the net assets of the AUD denominated operating subsidiaries. The movement in the overdraft balance due to changes in AUD/GBP exchange rates are in the opposite direction of the changes due to AUD/GBP in the subsidiaries’ assets. As the critical terms match, their values will systematically change in the opposite direction of each other. Thus we consider that this demonstrates the existence of an economic relationship.

Japanese yen (JPY) net investment hedge relationship: JPY1,925m cross-currency swap notional (2021: JPY1,250m) offset by JPY55m cross-currency swaps future interest cash inflows (2021: JPYnil) have been used to hedge JPY1,870m of the net assets of the Japanese associate. The movement in the cross-currency swaps due to changes in JPY/GBP exchange rates are in the opposite direction of the changes due to JPY/GBP in the associate’s assets. As the critical terms match, their values will systematically change in the opposite direction of each other. Thus we consider that this demonstrates the existence of an economic relationship.

During the year there was a loss of £1m (2021: £2m gain) relating to ineffectiveness of net investment in foreign entity hedges. The main source of ineffectiveness of the net investment hedge is the off-market value of the cross-currency swaps used to hedge US dollar net assets at the hedge designation date. Ineffectiveness due to changes in the counterparty credit risk was not material in the year and is expected to remain the same because the Group’s counterparties have at least one credit rating of A- or above.

For the year ended 31 December 2022, the amount in comprehensive income related to net investment hedge accounting was a loss of £68m (2021: £15m gain).

The effect of the foreign currency related hedging instruments on the Group’s financial position and performance is shown in the table below:

	2022
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		foreign
		at year	Notional			outstanding	fair value of		exchange
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	ratio	£m	£m	£m	year
Cross-currency swaps	USD	(105)	1,728	November 2024 – October 2028	1:1	(109)	(108)	(1)	1.250
Cross-currency swaps	JPY	—	12	November 2024	1:1	—	—	—	137.071
Bonds	EUR	(510)	(510)	June 2027 – June 2030	1:1	(22)	(22)	—	1.154
Term loan	USD	(579)	(579)	October 2025	1:1	60	60	—	1.152
Overdraft	AUD	(5)	(5)	n/a	1:1	—	—	—	1.819

	2021
									Weighted
		Carrying				Change in			average
		amount				fair value of	Change in		foreign
		at year	Notional			outstanding	fair value of		exchange
		end date	amount		Hedge	instrument	hedged item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	ratio	£m	£m	£m	year
Cross-currency swaps	USD	2	596	November 2024 – October 2028	1:1	(16)	(18)	2	1.296
Cross-currency swaps	JPY	1	8	November 2022	1:1	1	1	—	134.326
Bonds	EUR	(463)	(464)	November 2024 – October 2028	1:1	28	28	—	1.147
Overdraft	AUD	(5)	(5)	n/a	1:1	—	—	—	1.857

(c) Cash flow hedge

These instruments are used to hedge a highly probable forecast transaction, or a change in the cash flows of a recognised asset or liability. The portion of the gain or loss on the hedging instrument relating to the effective portion of the hedge is recognised in other comprehensive income. Any ineffective portion is immediately recognised in the income statement. The gains or losses that are recognised in comprehensive income are transferred to the income statement in the same period in which the hedged cash flows affect the income statement. In the event that the hedged item occurs or is no longer expected to occur, accumulated gains or losses held in the cash flow hedge reserve are immediately recognised in the income statement. In the event that the hedged item is expected to occur but no longer meets the requirements of hedge accounting, accumulated gains or losses remain in other comprehensive income and are only recognised in the income statement when the forecast transaction occurs or is no longer expected to occur. All cash flow hedge relationships are hedges of a foreign currency risk and all currencies were directly hedged, therefore the hedge ratio is considered to be 1:1.

Cash flow hedge accounting has been applied to derivatives (marked as ‘cash flow hedge’ in the table on page F-57) in accordance with IFRS 9. Where no hedge accounting has been applied, related derivatives have been marked as ‘non-hedge’.

The hedged item, a euro bond, creates an exposure to pay interest annually and the principal at maturity. By receiving the same amount at the same dates through a cross-currency swap, this exposure is eliminated. Since the critical terms of the derivative and the hedged debt match (i.e. matching currencies, payment dates and interest rate on the leg of the swap offsetting the bond), the change in value of the derivative, excluding any basis risk, will be considered to completely offset the changes in the hedged cash flow.

Any ineffectiveness on the cash flow hedge is taken directly to finance costs. During the year there was a gain of £21m (2021: loss of £1m) from those derivatives in a cash flow hedge relationship relating to the refinancing of Terminix debt. Ineffectiveness due to changes in the counterparty credit risk was not material in the year and is expected to remain the same because the Group’s counterparties credit rating is A- and above.

Cash flow hedge accounting has been applied to €400m (2021: €340m) of the €400m 2024 bond, €500m (2021: €179m) of the €500m 2026 bond, €421m (2021: €nil) of the €850m 2027 bond and €600m (2021: €175m) of the €600m 2028 bond. The cross-currency interest rate swaps are used as hedging instruments to hedge the volatility in the £/€ exchange rate of the bonds. For the year ended 31 December 2022, the amount in comprehensive income related to cash flow hedge accounting was a loss of £6m (2021: £13m gain).

The effect of the foreign currency related hedging instruments on the Group’s financial position and performance is shown in the table below:

2022
Cumulative
		Carrying				Change in	change in
		amount				fair value of	fair value of		Weighted
		at year	Notional			outstanding	hedged		average
		end date	amount			instrument	item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	Hedge ratio	£m	£m	£m	year
Cross-currency swaps	EUR	34	1,700	November 2024 – October 2028	1:1	60	61	(1)	1.150

2021
Cumulative
		Carrying				Change in	change in
		amount				fair value of	fair value of		Weighted
		at year	Notional			outstanding	hedged		average
		end date	amount			instrument	item	Ineffectiveness	rate for the
Hedging instruments	Currency	£m	£m	Maturity date	Hedge ratio	£m	£m	£m	year
Cross-currency swaps	EUR	(25)	695	November 2024 – October 2028	1:1	(24)	(23)	(1)	1.131

Amount in cash flow hedge reserves related to continuing hedges is a gain of £3m (2021: £9m gain), and the amount related to discontinued hedges is £nil (2021: £nil).